Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Goldman Sachs
Litton Loan Servicing LP
April 25, 2006
April 06, 2006
March 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
06/22/2006 3:54 pm
Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Jun-06
Determination Date
16-Jun-06
Accrual Periods:
Begin End
Record Date - Fixed Certificates 31-May-06 Libor Certificates 5/25/2006 6/25/2006
Record Date - Libor Certificates 23-Jun-06 Fixed Certificates 5/1/2006 5/31/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.14125% $282,460,000.00 $270,858,345.17 $9,129,517.37 $1,237,822.64 $10,367,340.01 N/A N/A $261,728,827.80
A-2 5.26125% $181,748,000.00 $181,748,000.00 $0.00 $849,974.81 $849,974.81 N/A N/A $181,748,000.00
A-3 5.34125% $21,005,000.00 $21,005,000.00 $0.00 $99,727.07 $99,727.07 N/A N/A $21,005,000.00
M-1 5.40125% $24,214,000.00 $24,214,000.00 $0.00 $116,254.10 $116,254.10 $0.00 $0.00 $24,214,000.00
M-2 5.41125% $22,327,000.00 $22,327,000.00 $0.00 $107,392.87 $107,392.87 $0.00 $0.00 $22,327,000.00
M-3 5.43125% $13,207,000.00 $13,207,000.00 $0.00 $63,760.46 $63,760.46 $0.00 $0.00 $13,207,000.00
M-4 5.52125% $12,264,000.00 $12,264,000.00 $0.00 $60,188.99 $60,188.99 $0.00 $0.00 $12,264,000.00
M-5 5.54125% $11,321,000.00 $11,321,000.00 $0.00 $55,762.21 $55,762.21 $0.00 $0.00 $11,321,000.00
M-6 5.62125% $10,377,000.00 $10,377,000.00 $0.00 $51,850.41 $51,850.41 $0.00 $0.00 $10,377,000.00
B-1 6.50000% $11,635,000.00 $11,635,000.00 $0.00 $63,022.92 $63,022.92 $0.00 $0.00 $11,635,000.00
B-2 6.50000% $10,377,000.00 $10,377,000.00 $0.00 $56,208.75 $56,208.75 $0.00 $0.00 $10,377,000.00
B-3 6.50000% $7,547,000.00 $7,547,000.00 $0.00 $40,879.58 $40,879.58 $0.00 $0.00 $7,547,000.00
B-4 6.50000% $7,233,000.00 $7,233,000.00 $0.00 $39,178.75 $39,178.75 $0.00 $0.00 $7,233,000.00
B-5 6.50000% $6,289,000.00 $6,289,000.00 $0.00 $34,065.42 $34,065.42 $0.00 $0.00 $6,289,000.00
CE N/A $6,918,615.10 $6,918,615.10 $0.00 $878,428.09 $878,428.09 N/A N/A $6,918,615.10
P N/A $0.00 $0.00 $0.00 $161,287.14 $161,287.14 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R-X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $628,922,615.10 $617,320,960.27 $9,129,517.37 $3,915,804.21 $13,045,321.58 $0.00 $0.00 $608,191,442.90
(1) Reflects the application of Net Funds Cap
(2) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 362334 LF 9 $958.92637956 $32.32145213 $4.38229356 $0.00000000 $926.60492742 LIBOR 5.08125%
A-2 362334 LG 7 $1,000.00000000 $0.00000000 $4.67666665 $0.00000000 $1,000.00000000 SWAP LIBOR 5.08125%
A-3 362334 LH 5 $1,000.00000000 $0.00000000 $4.74777767 $0.00000000 $1,000.00000000
M-1 362334 LJ 1 $1,000.00000000 $0.00000000 $4.80111093 $0.00000000 $1,000.00000000
M-2 362334 LK 8 $1,000.00000000 $0.00000000 $4.81000000 $0.00000000 $1,000.00000000
M-3 362334 LL 6 $1,000.00000000 $0.00000000 $4.82777769 $0.00000000 $1,000.00000000
M-4 362334 LM 4 $1,000.00000000 $0.00000000 $4.90777805 $0.00000000 $1,000.00000000
M-5 362334 LN 2 $1,000.00000000 $0.00000000 $4.92555516 $0.00000000 $1,000.00000000
M-6 362334 LP 7 $1,000.00000000 $0.00000000 $4.99666667 $0.00000000 $1,000.00000000
B-1 362334 LU 6 $1,000.00000000 $0.00000000 $5.41666695 $0.00000000 $1,000.00000000
B-2 362334 LV 4 $1,000.00000000 $0.00000000 $5.41666667 $0.00000000 $1,000.00000000
B-3 362334 LW 2 $1,000.00000000 $0.00000000 $5.41666622 $0.00000000 $1,000.00000000
B-4 362334 LX 0 $1,000.00000000 $0.00000000 $5.41666667 $0.00000000 $1,000.00000000
B-5 362334 LY 8 $1,000.00000000 $0.00000000 $5.41666720 $0.00000000 $1,000.00000000
CE 362334 LS 1 $1,000.00000000 $0.00000000 $126.96588512 $0.00000000 $1,000.00000000
P 362334 LT 9 N/A N/A N/A N/A N/A
R 362334 LR 3 N/A N/A N/A N/A N/A
R-X 362334 LQ 5 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Jun-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 5.14125% $0.00 $1,237,822.64 $0.00 $0.00 $0.00 $0.00 $1,237,822.64 $0.00
A-2 5.26125% $0.00 $849,974.81 $0.00 $0.00 $0.00 $0.00 $849,974.81 $0.00
A-3 5.34125% $0.00 $99,727.07 $0.00 $0.00 $0.00 $0.00 $99,727.07 $0.00
M-1 5.40125% $0.00 $116,254.10 $0.00 $0.00 $0.00 $0.00 $116,254.10 $0.00
M-2 5.41125% $0.00 $107,392.87 $0.00 $0.00 $0.00 $0.00 $107,392.87 $0.00
M-3 5.43125% $0.00 $63,760.46 $0.00 $0.00 $0.00 $0.00 $63,760.46 $0.00
M-4 5.52125% $0.00 $60,188.99 $0.00 $0.00 $0.00 $0.00 $60,188.99 $0.00
M-5 5.54125% $0.00 $55,762.21 $0.00 $0.00 $0.00 $0.00 $55,762.21 $0.00
M-6 5.62125% $0.00 $51,850.41 $0.00 $0.00 $0.00 $0.00 $51,850.41 $0.00
B-1 6.50000% $0.00 $63,022.92 $0.00 $0.00 $0.00 $0.00 $63,022.92 $0.00
B-2 6.50000% $0.00 $56,208.75 $0.00 $0.00 $0.00 $0.00 $56,208.75 $0.00
B-3 6.50000% $0.00 $40,879.58 $0.00 $0.00 $0.00 $0.00 $40,879.58 $0.00
B-4 6.50000% $0.00 $39,178.75 $0.00 $0.00 $0.00 $0.00 $39,178.75 $0.00
B-5 6.50000% $0.00 $34,065.42 $0.00 $0.00 $0.00 $0.00 $34,065.42 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00
B-4 $0.00 $0.00 $0.00 $0.00 $0.00
B-5 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Jun-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 1,412,854.95
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 2,052,503.94
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 0.00 Servicer remittance 13,056,617.90
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 0.00
Deposit / Withdrawal : Net Swap Payments to swap provider 9,238.58 13,056,617.90
Deposit / Withdrawal : Trust Termination Payment to swap provider (0.00) Distributions (B):
Withdrawal : to pay principal on certificates 0.00 Trustee fee 2,057.74
Withdrawal : to pay Basis Risk shortfalls 0.00 Net SWAP Payments to SWAP provider from Swap Trust 9,238.58
Withdrawal : to pay Swap provider Default Termination payment 0.00 Total interest distributed 3,915,804.21
Withdrawal : to CE, remaining amounts 0.00 Total principal distributed 9,129,517.37
13,056,617.90
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
26-Jun-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 10,318,630.21 Senior Enhancement Percentage (final) 23.629%
B) Ending collateral balance 608,191,442.90 Senior Enhancement Percentage for purposes of Stepdown 23.629%
C) Current Delinquency Rate (A/B) 1.697%
D) Rolling Three Month Delinquency Rate 1.017% The later of:
E) Senior Enhancement Percentage for Trigger 23.280% 1) the earlier of a) April 2009 NO
F) Applicable % 41.600% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 9.684% 2) Date when Senior Enhancement % >= 45.70% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 628,922,615.10
J) Cumulative Loss % ( I / J) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until April 2008) 100.000% Ending Overcollateralization Amount 6,918,615.10
Specified Overcollateralization Amount 6,918,615.10
A Trigger Event will occur if either is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K). NO
NO
Excess interest distributions:
Excess available interest (A):
878,428.09
40-Year Trigger Event
NO
1) As additional principal to certificates 0.00
2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
Event of Default
3) Basis Risk Payment to Excess Reserve Fund 0.00
Relevant information: 4) to Supp Interest Trust - Swap Term Payments 0.00
A) Cumulatiave Loss % 0.00% 5) Remaining Amounts to CE 878,428.09
B) Applicable Cumulative Loss Limit % (not applicable until April 2009) 100.00% (B): 878,428.09
NO
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
617,320,960.27
9,129,517.37
0.00
0.00
608,191,442.90
283,449.83
8,783,557.29
62,510.25
0.00
0.00
9,129,517.37
4,022,850.53
257,037.14
0.00
0.00
0.00
0.00
0.00
3,765,813.39
161,287.14
0.00
13,056,617.90
0.00
257,037.14
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,550
3,506
0.9842280000
7.82699%
7.32299%
12.69472%
0.00
0.00
0.00
0.00
6,421,145.96
32
0
0.00
GROUP:
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,350
580,564,448.02
580,811,589.14
91
17,308,364.67
17,330,007.76
35
5,830,247.81
5,840,964.71
17
2,792,487.60
2,799,057.63
13
1,695,894.80
1,701,996.23
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,350
580,564,448.02
580,811,589.14
91
17,308,364.67
17,330,007.76
34
5,734,355.15
5,745,072.05
15
2,315,789.29
2,321,854.75
2
183,634.89
184,326.91
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
1
95,892.66
95,892.66
0
0.00
0.00
1
100,150.90
100,622.99
GROUP:
DELINQUENCY SUMMARY
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
2
476,698.31
477,202.88
10
1,412,109.01
1,417,046.33
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
870 61,161,689.56 10.06%
100K to 199.99K
1,556 224,695,503.01 36.94%
200K to 299.99K
689 168,213,197.30 27.66%
300K to 399.99K
251 85,257,201.41 14.02%
400K to 499.99K
90 39,688,104.74 6.53%
500K to 599.99K
35 19,075,284.52 3.14%
600K to 699.99K
12 7,584,160.92 1.25%
700K to 799.99K
1 742,182.03 0.12%
800K to 899.99K
1 824,119.41 0.14%
900K to 999.99K
1 950,000.00 0.16%
Total
3,506
608,191,442.90
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 212,798.57 0.03%
5.50% - 5.99%
37 9,675,720.02 1.59%
6.00% - 6.49%
142 37,050,690.94 6.09%
6.50% - 6.99%
465 106,736,550.55 17.55%
7.00% - 7.49%
458 94,199,485.27 15.49%
7.50% - 7.99%
714 129,835,011.20 21.35%
8.00% - 8.49%
490 76,433,070.33 12.57%
8.50% - 8.99%
484 71,190,338.94 11.71%
9.00% - 9.49%
275 40,801,599.08 6.71%
9.50% - 9.99%
201 24,821,843.06 4.08%
10.00% - 10.49%
54 6,988,677.43 1.15%
10.50% - 10.99%
54 4,823,124.63 0.79%
11.00% - 11.49%
29 1,278,212.37 0.21%
11.50% - 11.99%
51 2,154,630.04 0.35%
12.00% - 12.49%
31 1,285,438.68 0.21%
12.50% - 12.99%
11 370,435.33 0.06%
13.00% - 13.49%
4 140,404.91 0.02%
13.50% - 13.99%
3 118,687.91 0.02%
14.00% - 14.49%
1 31,758.00 0.01%
14.50% - 14.99%
1 42,965.64 0.01%
Total
3,506
608,191,442.90
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.83%
Count
Balance ($)
%
2.00% - 2.99%
3 834,737.24 0.16%
3.00% - 3.99%
18 3,953,803.71 0.78%
4.00% - 4.99%
71 13,499,590.83 2.67%
5.00% - 5.99%
797 181,728,612.58 35.90%
6.00% - 6.99%
964 177,605,120.19 35.09%
7.00% - 7.99%
639 93,530,639.56 18.48%
8.00% - 8.99%
212 32,361,314.54 6.39%
9.00% - 9.99%
19 2,497,267.24 0.49%
10.00% - 10.99%
1 197,600.00 0.04%
Total
2,724
506,208,685.89
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.39%
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
66 21,141,779.47 4.18%
2.00% - 2.99%
2 455,748.41 0.09%
4.00% - 4.99%
6 877,805.52 0.17%
5.00% - 5.99%
112 21,527,054.13 4.25%
6.00% - 6.99%
626 132,841,131.46 26.24%
7.00% - 7.99%
902 170,193,859.97 33.62%
8.00% - 8.99%
673 107,851,537.88 21.31%
9.00% - 9.99%
286 43,160,744.09 8.53%
10.00% - 10.99%
48 7,785,079.36 1.54%
11.00% - 11.99%
3 373,945.60 0.07%
Total
2,724
506,208,685.89
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.29%
Count
Balance ($)
%
9.00% - 9.99%
1 165,750.00 0.03%
11.00% - 11.99%
10 1,786,148.53 0.35%
12.00% - 12.99%
309 72,674,841.17 14.36%
13.00% - 13.99%
820 167,645,143.26 33.12%
14.00% - 14.99%
791 141,060,280.73 27.87%
15.00% - 15.99%
534 84,127,879.11 16.62%
16.00% - 16.99%
221 33,079,609.04 6.53%
17.00% - 17.99%
36 5,514,401.03 1.09%
18.00% - 18.99%
2 154,633.02 0.03%
Total
2,724
506,208,685.89
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.24%
Count
Balance ($)
%
6
2,603 471,746,408.76 93.19%
12
121 34,462,277.13 6.81%
Total
2,724
506,208,685.89
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,603 471,746,408.76 93.19%
12
121 34,462,277.13 6.81%
Total
2,724
506,208,685.89
100.00%
Frequency of Payment Adjustments
Months
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
1 Year LIBOR
1 119,900.00 0.02%
6 month CMT
1 85,600.00 0.02%
6 Month LIBOR
2,722 506,003,185.89 99.96%
Total
2,724
506,208,685.89
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
91 22,805,072.43 3.75%
3 Units
25 6,838,003.50 1.12%
4 Units
13 3,283,571.32 0.54%
Condominium
140 23,930,188.06 3.93%
High Rise Condo
4 912,716.24 0.15%
Low Rise Condo
69 13,201,896.13 2.17%
Multifamily
14 3,272,078.15 0.54%
Planned Unit Development
684 121,961,652.14 20.05%
Single Family
2,457 410,132,146.47 67.43%
Townhouse
9 1,854,118.46 0.30%
Total
3,506
608,191,442.90
100.00%
Property Type
Type
Count
Balance ($)
%
2005
1,097 198,112,756.59 32.57%
2006
2,409 410,078,686.31 67.43%
Total
3,506
608,191,442.90
100.00%
Year of First Payment Date
Year
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
10.00% - 14.99%
6 206,146.71 0.03%
100.0% - 105.0%
84 11,639,247.02 1.91%
15.00% - 19.99%
10 452,092.67 0.07%
20.00% - 24.99%
195 7,803,810.90 1.28%
25.00% - 29.99%
11 1,044,233.24 0.17%
30.00% - 34.99%
17 2,529,839.40 0.42%
35.00% - 39.99%
18 2,567,592.80 0.42%
40.00% - 44.99%
41 6,555,530.27 1.08%
45.00% - 49.99%
31 4,558,110.24 0.75%
50.00% - 54.99%
75 15,944,786.01 2.62%
55.00% - 59.99%
76 15,212,947.17 2.50%
60.00% - 64.99%
116 23,484,435.88 3.86%
65.00% - 69.99%
139 28,047,956.38 4.61%
70.00% - 74.99%
165 33,532,923.97 5.51%
75.00% - 79.99%
232 53,780,009.34 8.84%
80.00% - 84.99%
1,711 297,551,887.61 48.92%
85.00% - 89.99%
179 33,563,996.82 5.52%
90.00% - 94.99%
309 53,690,504.04 8.83%
95.00% - 99.99%
91 16,025,392.43 2.63%
Total
3,506 608,191,442.90 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
97 - 120
2 132,161.53 0.02%
169 - 192
33 3,147,821.79 0.52%
217 - 240
10 984,386.84 0.16%
337 - 360
2,896 465,912,169.77 76.61%
457 - 480
431 100,287,187.66 16.49%
481 +
134 37,727,715.31 6.20%
Total
3,506
608,191,442.90
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 384
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
2 132,161.53 0.02%
169 - 192
121 6,630,276.36 1.09%
217 - 240
10 984,386.84 0.16%
337 - 360
3,278 583,926,099.19 96.01%
457 - 480
95 16,518,518.98 2.72%
Total
3,506
608,191,442.90
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 355
Count
Balance ($)
%
97 - 120
2 132,161.53 0.02%
169 - 192
33 3,147,821.79 0.52%
217 - 240
10 984,386.84 0.16%
337 - 360
2,896 465,912,169.77 76.61%
457 - 480
431 100,287,187.66 16.49%
481 +
134 37,727,715.31 6.20%
Total
3,506
608,191,442.90
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 390
Count
Balance ($)
%
97 - 120
2 132,161.53 0.02%
169 - 192
121 6,630,276.36 1.09%
217 - 240
10 984,386.84 0.16%
337 - 360
3,278 583,926,099.19 96.01%
457 - 480
95 16,518,518.98 2.72%
Total
3,506
608,191,442.90
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 361
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
88 9,698,715.16 1.59%
ARIZONA
153 30,403,338.23 5.00%
ARKANSAS
17 2,200,041.69 0.36%
CALIFORNIA
580 167,460,822.63 27.53%
COLORADO
58 9,714,616.77 1.60%
CONNECTICUT
38 7,390,076.93 1.22%
DELAWARE
6 592,658.72 0.10%
DISTRICT OF COLUMBIA
6 1,492,900.17 0.25%
FLORIDA
501 85,214,245.05 14.01%
GEORGIA
222 27,205,575.91 4.47%
HAWAII
11 3,369,410.99 0.55%
IDAHO
15 2,032,811.81 0.33%
ILLINOIS
101 18,182,209.78 2.99%
INDIANA
54 5,523,399.59 0.91%
IOWA
5 489,185.87 0.08%
KANSAS
11 1,492,468.24 0.25%
KENTUCKY
27 2,805,944.87 0.46%
LOUISIANA
33 3,495,858.58 0.57%
MAINE
3 447,287.35 0.07%
MARYLAND
36 7,483,456.53 1.23%
MASSACHUSETTS
15 3,692,374.41 0.61%
MICHIGAN
96 12,370,800.30 2.03%
MINNESOTA
82 13,502,942.49 2.22%
MISSISSIPPI
31 3,671,833.00 0.60%
MISSOURI
91 9,515,837.56 1.56%
MONTANA
3 504,854.97 0.08%
NEBRASKA
5 554,036.14 0.09%
NEVADA
75 15,214,836.02 2.50%
NEW HAMPSHIRE
21 3,989,799.71 0.66%
NEW JERSEY
21 4,858,048.65 0.80%
NEW MEXICO
7 780,263.29 0.13%
NEW YORK
36 10,105,460.51 1.66%
NORTH CAROLINA
63 7,690,014.82 1.26%
NORTH DAKOTA
5 670,466.82 0.11%
OHIO
34 4,008,612.94 0.66%
OKLAHOMA
32 3,016,590.41 0.50%
OREGON
33 5,657,606.69 0.93%
PENNSYLVANIA
54 8,173,928.89 1.34%
RHODE ISLAND
15 3,511,676.97 0.58%
SOUTH CAROLINA
33 4,700,351.71 0.77%
SOUTH DAKOTA
7 717,382.12 0.12%
TENNESSEE
165 20,248,856.97 3.33%
TEXAS
398 44,017,452.98 7.24%
UTAH
23 2,965,901.46 0.49%
VERMONT
2 779,183.35 0.13%
VIRGINIA
82 16,768,707.66 2.76%
WASHINGTON
88 17,118,455.86 2.81%
WEST VIRGINIA
4 370,499.87 0.06%
WISCONSIN
15 1,825,805.81 0.30%
WYOMING
5 493,835.65 0.08%
Total
3,506
608,191,442.90
100.00%
Geographic Distribution by State
State
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
TEXAS
ARIZONA
GEORGIA
TENNESSEE
ILLINOIS
WASHINGTON
VIRGINIA
NEVADA
MINNESOTA
MICHIGAN
NEW YORK
COLORADO
ALABAMA
MISSOURI
PENNSYLVANIA
NORTH CAROLINA
MARYLAND
CONNECTICUT
OREGON
INDIANA
NEW JERSEY
SOUTH CAROLINA
OHIO
NEW HAMPSHIRE
MASSACHUSETTS
MISSISSIPPI
RHODE ISLAND
LOUISIANA
HAWAII
OKLAHOMA
UTAH
KENTUCKY
ARKANSAS
IDAHO
WISCONSIN
DISTRICT OF
COLUMBIA
KANSAS
NEW MEXICO
VERMONT
SOUTH DAKOTA
NORTH DAKOTA
DELAWARE
NEBRASKA
MONTANA
WYOMING
IOWA
MAINE
WEST VIRGINIA
%
Collateral Balance Distribution by State
GROUP 1
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
April 2006
May 2006
June 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
53 9,062,740.62 75 14,529,849.31 91 17,308,364.67
60 - 89 days
14 2,069,473.63 24 3,720,196.74 35 5,830,247.81
90 - 120 days
4 374,935.86 13 1,975,611.30 17 2,792,487.60
120 + days
0 0.00 3 246,127.40 13 1,695,894.80
Bankruptcy
0 0.00 0 0.00 2 196,043.56
Foreclosure
0 0.00 2 386,064.57 12 1,888,807.32
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
5/
1/
20
06
6/
1/
20
06
Balance ($)
120 + days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
5/
1/
20
06
6/
1/
20
06
Balance ($)
Foreclosure
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
6/
1/
20
06
Balance ($)
Bankruptcy
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
15.91%
8,846,067.54
15.91%
8,846,067.54
3 Month
Percentage
Amount ($)
12.07%
4,662,517.89
12.07%
4,662,517.89
Life CPR
Percentage
Amount ($)
12.07% 12.07%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
3 Month
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
5/
1/
20
06
6/
1/
20
06
Group 1
Total
Amount ($)
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
2 196,043.56 100.00%
BANKRUPTCY LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
18357442 95,900.00 95,892.66 8.05% 03/01/2006 360
18088518 100,700.00 100,150.90 7.35% 01/01/2006 360
Total:
2
196,043.56
196,600.00
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
12 1,888,807.32 100.00%
FORECLOSURE LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
14871347 72,720.00 72,452.68 9.30% 01/01/2006 360
14872683 82,800.00 82,448.54 8.60% 12/01/2005 360
18147595 86,400.00 86,073.76 8.40% 01/01/2006 360
14871743 88,000.00 87,510.62 7.25% 01/01/2006 360
18145029 96,000.00 96,000.00 7.55% 12/01/2005 360
14873145 126,392.00 125,902.78 9.05% 01/01/2006 360
18363705 144,000.00 143,485.88 8.68% 01/01/2006 360
18089516 149,400.00 148,698.31 8.10% 02/01/2006 360
14873780 168,000.00 167,363.00 9.15% 01/01/2006 360
18145540 248,400.00 247,517.75 8.70% 01/01/2006 360
14873608 304,800.00 303,354.00 8.05% 01/01/2006 360
16597361 328,000.00 328,000.00 6.50% 02/01/2006 360
Total:
12
1,888,807.32
1,894,912.00
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
44 8,806,480.00 8,783,557.29 0.00 617,320,960.27
1.42%
98.58%
1
Prepayment 1.42%
Liquidation 0.00%
Beginning Balance 98.58%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
14870778 275,000.00 274,002.80 273,832.46 0.00 0.00 0.00 Voluntary PIF 05/04/2006 170.34 8.600% 2,743.39
14872840 119,200.00 118,660.88 118,585.60 0.00 0.00 0.00 Voluntary PIF 05/23/2006 75.28 8.500% 4,029.88
15575566 256,800.00 256,800.00 256,800.00 0.00 0.00 0.00 Voluntary PIF 05/03/2006 0.00 6.500% 6,676.80
15576358 268,000.00 266,410.50 266,178.16 0.00 0.00 0.00 Voluntary PIF 05/22/2006 232.34 6.920% 7,387.08
15577109 184,000.00 183,120.58 182,971.72 0.00 0.00 0.00 Voluntary PIF 05/31/2006 148.86 7.250% 3,665.37
15577133 160,000.00 159,836.10 159,808.00 0.00 0.00 0.00 Voluntary PIF 05/31/2006 28.10 9.815% 6,274.92
15577513 87,500.00 87,062.44 86,988.02 0.00 0.00 0.00 Voluntary PIF 05/31/2006 74.42 6.990% 2,431.20
15611155 408,000.00 406,911.59 406,741.03 0.00 0.00 0.00 Voluntary PIF 05/30/2006 170.56 6.800% 11,069.31
15612591 108,000.00 107,928.80 107,914.18 0.00 0.00 0.00 Voluntary PIF 05/26/2006 14.62 10.650% 0.00
15617681 217,648.00 217,239.42 217,169.77 0.00 0.00 0.00 Voluntary PIF 05/03/2006 69.65 7.750% 1.00
15618093 156,000.00 155,746.32 155,703.02 0.00 0.00 0.00 Voluntary PIF 05/18/2006 43.30 8.250% 7,787.31
15628050 246,000.00 246,000.00 246,000.00 0.00 0.00 0.00 Voluntary PIF 05/18/2006 0.00 6.840% 6,730.56
15628423 124,500.00 124,500.00 124,500.00 0.00 0.00 0.00 Voluntary PIF 05/11/2006 0.00 7.190% 3,580.62
15641947 168,500.00 168,178.17 168,123.32 0.00 0.00 0.00 Voluntary PIF 05/31/2006 54.85 7.690% 5,176.93
15646193 310,000.00 309,642.39 309,569.29 0.00 0.00 0.00 Voluntary PIF 05/26/2006 73.10 8.790% 10,890.23
15647597 532,000.00 532,000.00 532,000.00 0.00 0.00 0.00 Voluntary PIF 05/15/2006 0.00 7.990% 0.00
15647720 175,000.00 174,415.47 174,267.22 0.00 0.00 0.00 Voluntary PIF 05/23/2006 148.25 6.950% 0.00
15648264 430,000.00 428,724.26 428,400.29 0.00 0.00 0.00 Voluntary PIF 05/11/2006 323.97 7.550% 0.00
15648330 290,000.00 289,451.61 289,312.72 0.00 0.00 0.00 Voluntary PIF 05/15/2006 138.89 6.250% 7,237.18
18008722 151,200.00 150,732.80 150,652.79 0.00 0.00 0.00 Voluntary PIF 05/15/2006 80.01 9.375% 5,651.82
18074419 158,100.00 157,582.77 157,494.26 0.00 0.00 0.00 Voluntary PIF 05/30/2006 88.51 9.100% 0.00
18084616 80,100.00 79,767.84 79,700.24 0.00 0.00 0.00 Voluntary PIF 05/03/2006 67.60 7.000% 2,233.52
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
18085217 130,000.00 129,546.77 129,454.33 0.00 0.00 0.00 Voluntary PIF 05/25/2006 92.44 7.875% 4,084.36
18087098 75,000.00 74,719.69 74,671.81 0.00 0.00 0.00 Voluntary PIF 05/30/2006 47.88 8.450% 0.00
18087718 117,200.00 116,685.14 116,601.50 0.00 0.00 0.00 Voluntary PIF 05/24/2006 83.64 7.900% 0.00
18088849 280,000.00 278,692.01 278,485.94 0.00 0.00 0.00 Voluntary PIF 05/12/2006 206.07 7.750% 2,229.97
18088922 124,000.00 123,575.10 123,502.44 0.00 0.00 0.00 Voluntary PIF 05/16/2006 72.66 8.875% 1,237.18
18092445 93,750.00 93,370.63 93,293.40 0.00 0.00 0.00 Voluntary PIF 05/04/2006 77.23 7.125% 1,094.40
18092502 270,000.00 269,080.13 268,892.47 0.00 0.00 0.00 Voluntary PIF 05/23/2006 187.66 7.990% 3,536.62
18095349 134,750.00 133,783.99 133,660.33 0.00 0.00 0.00 Voluntary PIF 05/10/2006 123.66 6.650% 3,560.41
18143982 270,320.00 270,320.00 270,320.00 0.00 0.00 0.00 Voluntary PIF 05/02/2006 0.00 7.550% 8,163.66
18145870 81,000.00 80,792.75 80,750.85 0.00 0.00 0.00 Voluntary PIF 05/30/2006 41.90 9.450% 1,616.68
18351635 192,950.00 192,501.07 192,386.78 0.00 0.00 0.00 Voluntary PIF 05/17/2006 114.29 8.750% 0.00
18354274 127,200.00 126,998.92 126,947.92 0.00 0.00 0.00 Voluntary PIF 05/26/2006 51.00 6.900% 0.00
18354704 164,950.00 164,758.85 164,719.78 0.00 0.00 0.00 Voluntary PIF 05/16/2006 39.07 8.775% 6,590.38
18362095 302,400.00 301,456.59 301,263.92 0.00 0.00 0.00 Voluntary PIF 05/02/2006 192.67 8.425% 2,419.20
18366385 210,000.00 209,379.02 209,223.82 0.00 0.00 0.00 Voluntary PIF 05/24/2006 155.20 7.650% 0.00
18368159 308,700.00 308,700.00 308,700.00 0.00 0.00 0.00 Voluntary PIF 05/01/2006 0.00 7.890% 9,742.57
18383182 200,000.00 200,000.00 200,000.00 0.00 0.00 0.00 Voluntary PIF 05/26/2006 0.00 8.775% 0.00
18388835 45,150.00 45,097.54 45,084.10 0.00 0.00 0.00 Voluntary PIF 05/24/2006 13.44 12.000% 0.00
18393868 115,000.00 114,667.03 114,598.97 0.00 0.00 0.00 Voluntary PIF 05/24/2006 68.06 8.790% 4,586.73
18394569 101,000.00 100,980.00 100,980.00 0.00 0.00 0.00 Voluntary PIF 05/16/2006 0.00 6.850% 4,040.00
18422006 457,562.00 457,562.00 457,562.00 0.00 0.00 0.00 Voluntary PIF 05/25/2006 0.00 7.550% 13,818.37
18422832 100,000.00 99,796.67 99,744.84 0.00 0.00 0.00 Voluntary PIF 05/04/2006 51.83 9.400% 999.49
Total:
44
8,806,480.00
8,787,178.64
3,621.35
8,783,557.29
0.00
0.00
0.00
161,287.14
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
06/22/2006 3:54 pm

Distribution Date: Jun 26, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL BREACHES LOAN DETAIL REPORT
06/22/2006 3:54 pm